Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses	Components of other payables and accrued expenses are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Business and other tax payables	77,502	89,715
Refundable deposits from employees and agents	19,789	18,239
Professional fees	3,586	5,609
Accrued expenses to third parties	29,861	33,382
Contributions from members of eHuzhu mutual aid program (Note 2(c))	43,140	37,261
Others	448	1,793
Total	174,326	185,999